Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses
(13)	Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2012	2011
Contract research organizations	$8,308,813	$179,176
Professional fees	141,306	86,082
Compensation and related benefits	1,427,699	634,297
Other expenses	723,795	469,694

	$10,601,613	$1,369,249